Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Tables)	9 Months Ended
May 31, 2016
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at	May 31, 2016	August 31, 2015
Computer and equipment & truck	$ 282,416	$ 282,399

Less: Accumulated depreciation/amortization	(220,698)	(169,198)
Property and equipment, net	$ 61,718	$ 113,201